Schedule of Maturities of Lease Liabilities (Details) (Parenthetical)	Dec. 31, 2021	Dec. 31, 2020
Capitol City Solutions USA, Inc. [Member]
Imputed interest	8.00%
VISSIA Mckinney [Member]
Imputed interest	8.00%
VISSIA Waterway, Inc. [Member]
Imputed interest		8.00%